Description of Organization and Business Operations (Details) - USD ($)		1 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Jan. 19, 2021	Jun. 30, 2021	Jan. 19, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2021	Aug. 09, 2021	Jul. 01, 2020
Description of Organization and Business Operations (Details) [Line Items]
Year founded							2008		2008
Net loss							$ (77,638,000)	$ (35,763,000)	$ (53,251,000)	$ (28,649,000)
Retained earnings (accumulated deficit)				$ (218,897,000)		$ (141,259,000)	(218,897,000)		(141,259,000)	(88,008,000)
Cash				34,754,000	$ 114,432,000	95,068,000	34,754,000	114,432,000	95,068,000	25,916,000
Net cash provided by (used in) operating activities							(67,241,000)	(29,971,000)	(46,599,000)	$ (25,636,000)
Environmental Impact Acquisition Corp [Member]
Description of Organization and Business Operations (Details) [Line Items]
Transaction costs						773,917	773,917
Payment of underwriting fees by cash						250,000	250,000
Payment of underwriting concession fees						150,000	150,000
Payment of other offering costs						$ 523,917	$ 523,917
Percentage of net assets held in trust account						80.00%	80.00%
Business combination net tangible assets				$ 5,000,001		$ 5,000,001	$ 5,000,001		$ 5,000,001
Public shares, percentage						20.00%	20.00%
Redemption, percentage						100.00%	100.00%
Price per public share (in Dollars per share)				$ 10.00		$ 10.00	$ 10.00		$ 10.00
Cash				$ 158,000		$ 157,000	$ 158,000		$ 157,000
Working capital deficit						143,000	2,780,000
Payment of sponsor						25,000	25,000
Loan proceeds						300,000	300,000
Sponsor To Purchase The Founder Shares Amount				500,000			500,000
Proceeds from Loan Originations	$ 300,000
Liquidity And Going Concern												$ 500,000
Other Borrowings												$ 500,000
Net loss				(1,526,562)	(878)	(2,528)	(3,508,199)
Retained earnings (accumulated deficit)				(16,112,484)		(2,528)	(16,112,484)		(2,528)
Cash				$ 158,337	$ 25,000	156,848	158,337	$ 25,000	$ 156,848				$ 0
Net cash provided by (used in) operating activities						$ 0	$ (1,717,314)
Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Cash		$ 52,340,000
Subsequent Event [Member] | Trinity Capital [Member]
Description of Organization and Business Operations (Details) [Line Items]
Proceeds from issuance of debt		$ 7,719,000
Debt remaining amount draw down											$ 3,531,000
Business Combination [Member] | Environmental Impact Acquisition Corp [Member]
Description of Organization and Business Operations (Details) [Line Items]
Business acquires, percentage				50.00%		50.00%	50.00%		50.00%
Business combination, description						(i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company. The Public Stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.00 per Public Share, plus any pro rata interest then in the Trust Account, net of taxes payable). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants.	(i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company. The Public Stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially $10.00 per Public Share, plus any pro rata interest then in the Trust Account, net of taxes payable). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants.
Initial Public Offering [Member] | Environmental Impact Acquisition Corp [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued	20,700,000		20,700,000			20,700,000
Gross proceeds	$ 207,000,000
Net proceeds of the sale of the Units	$ 207,000,000
Net proceeds per unit (in Dollars per share)	$ 10.00
Initial Public Offering [Member] | Subsequent Event [Member] | Environmental Impact Acquisition Corp [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued	20,700,000
Gross proceeds	$ 207,000,000
Net proceeds of the sale of the Units	$ 207,000,000
Net proceeds per unit (in Dollars per share)	$ 10.00
Initial Public Offering [Member] | Business Combination [Member] | Environmental Impact Acquisition Corp [Member]
Description of Organization and Business Operations (Details) [Line Items]
Business combination, description						If the Company has not completed a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to pay taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right to receive furtherliquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.	If the Company has not completed a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to pay taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.
Over-Allotment Option [Member] | Underwriter [Member] | Environmental Impact Acquisition Corp [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued	2,700,000		2,700,000			2,700,000
Price per unit (in Dollars per share)	$ 10.00		$ 10.00			$ 10.00			$ 10.00
Over-Allotment Option [Member] | Underwriter [Member] | Subsequent Event [Member] | Environmental Impact Acquisition Corp [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued	2,700,000
Price per unit (in Dollars per share)	$ 10.00		10.00
Private Placement Warrants [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per public share (in Dollars per share)				$ 10.00			$ 10.00
Private Placement Warrants [Member] | Environmental Impact Acquisition Corp [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued	2,000,000					2,000,000	2,000,000
Price per unit (in Dollars per share)	$ 1.00		1.00
Gross proceeds	$ 2,000,000
Private Placement Warrants [Member] | Subsequent Event [Member] | Environmental Impact Acquisition Corp [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued	2,000,000
Price per unit (in Dollars per share)	$ 1.00		$ 1.00
Gross proceeds	$ 2,000,000